Expense Example {- FundsManager 20% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-11 - FundsManager 20% Portfolio	Apr. 30, 2021 USD ($)
VIP FundsManager 20% Portfolio-Service VIP
Expense Example:
1 year	$ 44
3 years	165
5 years	304
10 years	706
VIP FundsManager 20% Portfolio-Service 2 VIP
Expense Example:
1 year	59
3 years	213
5 years	386
10 years	$ 887